Analysis of segment statement of financial position by business type	12 Months Ended
Dec. 31, 2017
Analysis of segment statement of financial position by business type
Analysis of segment statement of financial position by business type

C2  Analysis of segment statement of financial position by business type

C2.1  Asia

		31 Dec 2017							31 Dec 2016*
		Insurance
	Note	With- profits business	Unit- linked assets and liabilities	Other business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		—	—	244	244	61	—	305	306
Deferred acquisition costs and other intangible assets		45	—	2,490	2,535	5	—	2,540	2,319
Property, plant and equipment		86	—	36	122	3	—	125	124
Reinsurers' share of insurance contract liabilities		76	—	1,884	1,960	—	—	1,960	1,539
Deferred tax assets		—	—	102	102	10	—	112	107
Current tax recoverable		1	2	55	58	—	—	58	29
Accrued investment income		230	53	277	560	35	—	595	549
Other debtors		1,823	169	648	2,640	67	(32)	2,675	2,662
Investment properties		—	—	5	5	—	—	5	5
Investment in joint ventures and associates accounted for using the equity method		—	—	768	768	144	—	912	825
Loans	C3.3	725	—	592	1,317	—	—	1,317	1,303
Equity securities and portfolio holdings in unit trusts		14,995	13,199	1,759	29,953	23	—	29,976	23,599
Debt securities	C3.2	24,432	3,507	13,043	40,982	—	—	40,982	36,546
Derivative assets		82	5	26	113	—	—	113	47
Deposits		246	511	499	1,256	35	—	1,291	1,425
Assets held for sale	D1	—	—	—	—	—	—	—	3,863
Cash and cash equivalents		632	287	822	1,741	193	—	1,934	2,157

Total assets		43,373	17,733	23,250	84,356	576	(32)	84,900	77,405

Total equity		—	—	5,525	5,525	401	—	5,926	5,376

Liabilities
Insurance contract liabilities		33,861	15,935	13,672	63,468	—	—	63,468	54,417
Investment contract liabilities with discretionary participation features	C4.1	337	—	—	337	—	—	337	347
Investment contract liabilities without discretionary participation features	C4.1	—	328	—	328	—	—	328	254
Unallocated surplus of with—profits funds		3,474	—	—	3,474	—	—	3,474	2,667
Operational borrowings attributable to shareholder-financed operations		—	7	43	50	—	—	50	19
Borrowings attributable to with-profits operations		10	—	—	10	—	—	10	4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,152	1,219	260	3,631	—	—	3,631	3,093
Deferred tax liabilities		774	38	340	1,152	—	—	1,152	935
Current tax liabilities		24	—	81	105	17	—	122	125
Accruals, deferred income and other liabilities		2,620	206	3,207	6,033	68	(32)	6,069	5,916
Provisions		62	—	102	164	90	—	254	229
Derivative liabilities		59	—	20	79	—	—	79	265
Liabilities held for sale	D1	—	—	—	—	—	—	—	3,758

Total liabilities		43,373	17,733	17,725	78,831	175	(32)	78,974	72,029

Total equity and liabilities		43,373	17,733	23,250	84,356	576	(32)	84,900	77,405

*							The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

Note

The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. Assets and liabilities of other participating business are included in the column for 'Other business'.

C2.2 US

		31 Dec 2017						31 Dec 2016*
		Insurance
	Note	Variable annuity separate account assets and liabilities	Fixed annuity, GIC and other business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		—	—	—	—	—	—	16
Deferred acquisition costs and other intangible assets		—	8,216	8,216	3	—	8,219	8,327
Property, plant and equipment		—	209	209	5	—	214	247
Reinsurers' share of insurance contract liabilities		—	6,424	6,424	—	—	6,424	7,224
Deferred tax assets		—	2,218	2,218	82	—	2,300	3,979
Current tax recoverable		—	284	284	14	—	298	101
Accrued investment income		—	444	444	48	—	492	628
Other debtors		—	247	247	77	(76)	248	304
Investment properties		—	5	5	—	—	5	6
Loans	C3.3	—	9,630	9,630	—	—	9,630	9,735
Equity securities and portfolio holdings in unit trusts		130,528	102	130,630	—	—	130,630	120,747
Debt securities	C3.2	—	35,378	35,378	—	—	35,378	40,745
Derivative assets		—	1,611	1,611	—	—	1,611	834
Other investments		—	844	844	4	—	848	992
Deposits		—	—	—	43	—	43	49
Cash and cash equivalents		—	1,224	1,224	434	—	1,658	1,135

Total assets		130,528	66,836	197,364	710	(76)	197,998	195,069

Total equity		—	5,013	5,013	235	—	5,248	5,408

Liabilities
Insurance contract liabilities		130,528	47,200	177,728	—	—	177,728	174,328
Investment contract liabilities without discretionary participation features	C4.1	—	2,996	2,996	—	—	2,996	3,298
Core structural borrowings of shareholder-financed operations		—	184	184	—	—	184	202
Operational borrowings attributable to shareholder—financed operations		—	508	508	—	—	508	480
Obligations under funding, securities lending and sale and repurchase agreements		—	4,304	4,304	—	—	4,304	3,534
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		—	—	—	—	—	—	—
Deferred tax liabilities		—	1,844	1,844	1	—	1,845	2,832
Current tax liabilities		—	46	46	1	—	47	—
Accruals, deferred income and other liabilities		—	4,728	4,728	457	(76)	5,109	4,920
Provisions		—	8	8	16	—	24	3
Derivative liabilities		—	5	5	—	—	5	64

Total liabilities		130,528	61,823	192,351	475	(76)	192,750	189,661

Total equity and liabilities		130,528	66,836	197,364	710	(76)	197,998	195,069

*						The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

C2.3 UK and Europe

		31 Dec 2017							31 Dec 2016*
		Insurance
			Other funds and subsidiaries
	Note	With- profits sub-funds note (i)	Unit- linked assets and liabilities	Annuity and other long-term business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		24	—	—	24	1,153	—	1,177	1,306
Deferred acquisition costs and other intangible assets		100	—	103	203	7	—	210	132
Property, plant and equipment		406	—	37	443	4	—	447	369
Reinsurers' share of insurance contract liabilities		1,269	133	1,119	2,521	—	—	2,521	2,590
Deferred tax assets		70	—	64	134	23	—	157	174
Current tax recoverable		63	—	181	244	—	—	244	308
Accrued investment income		892	107	553	1,552	6	—	1,558	1,939
Other debtors		1,553	76	624	2,253	941	(76)	3,118	3,233
Investment properties		14,153	682	1,652	16,487	—	—	16,487	14,635
Investment in joint ventures and associates accounted for using the equity method		464	—	—	464	40	—	504	448
Loans	C3.3	4,268	—	1,718	5,986	—	—	5,986	3,572
Equity securities and portfolio holdings in unit trusts		47,173	15,369	9	62,551	119	—	62,670	54,177
Debt securities	C3.2	50,661	6,711	35,335	92,707	—	—	92,707	90,796
Derivative assets		2,420	8	526	2,954	—	—	2,954	2,927
Other investments		4,744	11	1	4,756	18	—	4,774	4,473
Deposits		7,167	1,139	1,234	9,540	—	—	9,540	10,705
Assets held for salenote(ii)		38	—	—	38	—	—	38	726
Cash and cash equivalents		4,096	693	576	5,365	443	—	5,808	5,064

Total assets		139,561	24,929	43,732	208,222	2,754	(76)	210,900	197,574

Total equity		—	—	6,344	6,344	1,901	—	8,245	7,832

Liabilities
Insurance contract liabilities	C4.1	48,894	6,097	33,189	88,180	—	—	88,180	88,993
Investment contract liabilities with discretionary participation features	C4.1	62,323	—	17	62,340	—	—	62,340	52,490
Investment contract liabilities without discretionary participation features	C4.1	5	17,048	16	17,069	—	—	17,069	16,171
Unallocated surplus of with-profits funds	C4.1	13,477	—	—	13,477	—	—	13,477	11,650
Operational borrowings attributable to shareholder-financed operations		—	4	123	127	21	—	148	167
Borrowings attributable to with-profits operations		3,706	—	—	3,706	—	—	3,706	1,345
Obligations under funding, securities lending and sale and repurchase agreements		748	—	610	1,358	—	—	1,358	1,497
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,409	1,667	167	5,243	—	—	5,243	5,594
Deferred tax liabilities		1,410	—	274	1,684	19	—	1,703	1,592
Current tax liabilities		119	76	138	333	44	—	377	513
Accruals deferred income and other liabilities		4,791	36	1,293	6,120	565	(76)	6,609	6,688
Provisions		55	—	525	580	204	—	784	647
Derivative liabilities		624	1	1,036	1,661	—	—	1,661	1,860
Liabilities held for salenote(ii)		—	—	—	—	—	—	—	535

Total liabilities		139,561	24,929	37,388	201,878	853	(76)	202,655	189,742

Total equity and liabilities		139,561	24,929	43,732	208,222	2,754	(76)	210,900	197,574

*							The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

Note

(i)

Includes the Scottish Amicable Insurance Fund which, at 31 December 2017, have total assets and liabilities of £5,768 million (2016: £6,101 million). The PAC with-profits sub-fund (WPSF) mainly contains with-profits business but it also contains some non-profit business (unit-linked, term assurances and annuities). The PAC with-profits fund includes £10.6 billion (2016: £11.2 billion) of non-profits annuities liabilities.

(ii)

The assets and liabilities held for sale for the UK and Europe insurance operations comprise the investment properties and consolidated venture investments of the PAC with-profits fund, for which the sales had been agreed but not yet completed at the year end.